CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
REVENUES, NET	$ 5,869	$ 2,571	$ 11,176	$ 3,352
COST OF GOODS SOLD	195	221	395	355
GROSS PROFIT	5,674	2,350	10,781	2,997
OPERATING EXPENSES
Research and development	540	396	1,053	807
Selling	1,903	1,569	3,388	2,439
General and administrative	3,851	3,142	7,532	6,948
Total operating expenses	6,294	5,107	11,973	10,194
LOSS FROM OPERATIONS	(620)	(2,757)	(1,192)	(7,197)
OTHER INCOME (EXPENSE)
Loss on debt extinguishment				(3,245)
Impairment loss on long-term investment	(524)		(524)
Change in fair value of warrant derivative liabilities	247	55	199	895
Change in fair value of embedded conversion option				466
Net losses on equity investment in marketable securities	(10,013)	(39,185)	(16,470)	(33,649)
Interest and other income (loss)	274	(12)	163	34
Interest expense	(8,474)	(5,446)	(15,439)	(10,744)
Total other income (expenses)	(18,490)	(44,588)	(32,071)	(46,243)
LOSS BEFORE INCOME TAXES	(19,110)	(47,345)	(33,263)	(53,440)
INCOME TAXES	217		217	2
NET LOSS INCLUDING NONCONTROLLING INTERESTS	(19,327)	(47,345)	(33,480)	(53,442)
Net (income) loss attributable to noncontrolling interests	688		674
NET LOSS ATTRIBUTABLE TO THE COMPANY	(18,639)	(47,345)	(32,806)	(53,442)
COMPONENTS OF OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(9)	2	(2)	16
Other comprehensive income (loss)	(9)	2	(2)	16
COMPREHENSIVE INCOME (LOSS)	(19,336)	(47,343)	(33,482)	(53,426)
Amounts attributable to noncontrolling interests:
Net (income) loss attributable to noncontrolling interests	688		674
Foreign currency translation adjustments	15		14
Comprehensive (income) loss attributable to noncontrolling interest	703		688
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ (18,633)	$ (47,343)	$ (32,794)	$ (53,426)
NET LOSS PER COMMON SHARE	$ (0.52)	$ (1.36)	$ (0.91)	$ (1.53)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	36,029,940	34,824,961	35,857,944	34,858,022